10. Stock-based compensation (Details) shares in Thousands	9 Months Ended
Sep. 30, 2016 $ / shares shares
Number of shares
Outstanding - beginning of period | shares	13,208
Granted | shares	100
Exercised | shares	(586)
Cancelled | shares	(664)
Forfeited/Expired | shares	(2,310)
Outstanding - end of period | shares	9,748
Weighted average exercise price
Outstanding - beginning of period | $ / shares	$ 0.60
Granted | $ / shares	0.39
Exercised | $ / shares	0.25
Cancelled | $ / shares	0.28
Forfeited/Expired | $ / shares	1.21
Outstanding - end of period | $ / shares	$ 0.49